Warrants (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Warrants [Abstract]
Schedule of optimal exercise of the Company’s redemption option at the earliest possible date
March 31, 2022
Market price of public stock	$6.70
Exercise price	$11.50
Expected term (years)	4.32
Volatility	50.41%
Risk-free interest rate	2.41%
Dividend rate	0.00%

	July 23, 2021	December 31, 2021
Market price of public stock	$10.00	$5.66
Exercise price	$11.50	$11.50
Expected term (years)	5.00	4.57
Volatility	54.14%	50.80%
Risk-free interest rate	0.72%	1.20%
Dividend rate	0.00%	0.00%